Commitments and Contingencies (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Loss contingency accrual	$ 2.1		$ 3.1	$ 2.2
Operating leases, rent expense		$ 4.3	16.5	17.0	$ 16.0
Capital lease obligation			$ 13.3	$ 21.7
Vehicles
Commitments And Contingencies [Line Items]
Lease agreements term	36 months		36 months
Average remaining life for fleet	10 months		19 months